Commitments And Contingencies (Schedule Of Leases Treatment Plants To Other Parties Under Lease Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 494
2013	494
2014	488
2015	460
2016	460
Thereafter	$ 3,602